Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Significant Industry Concentrations Related to Credit Exposure
Significant industry concentrations related to credit exposure at Dec. 31, 2013 are disclosed in the financial institutions portfolio exposure table and the commercial portfolio exposure table below.

Financial institutions portfolio exposure (in billions)	Dec. 31, 2013
	Loans	Unfunded commitments	Total exposure
Banks	$9.4	$2.3	$11.7
Asset managers	1.4	4.1	5.5
Securities industry	2.9	2.0	4.9
Insurance	0.1	4.3	4.4
Government	0.4	3.2	3.6
Other	0.2	1.1	1.3
Total	$14.4	$17.0	$31.4

Commercial portfolio exposure (in billions)	Dec. 31, 2013
	Loans	Unfunded commitments	Total exposure
Energy and utilities	$0.7	$5.9	$6.6
Services and other	0.6	6.0	6.6
Manufacturing	0.2	5.9	6.1
Media and telecom	0.1	1.7	1.8
Total	$1.6	$19.5	$21.1

Summary of Off-Balance Sheet Credit Risks, Net of Participations
The following table presents a summary of our off-balance sheet credit risks, net of participations.

Off-balance sheet credit risks	Dec. 31,	Dec. 31,
(in millions)	2013	2012
Lending commitments (a)	$34,039	$31,265
Standby letters of credit (b)	6,721	7,167
Commercial letters of credit	310	219
Securities lending indemnifications (c)	244,382	245,717

(a)	Net of participations totaling $6 million at Dec. 31, 2013 and $350 million at Dec. 31, 2012.

(b)	Net of participations totaling $720 million at Dec. 31, 2013 and $1.0 billion at Dec. 31, 2012.

(c)
Excludes the indemnification for securities booked at BNY Mellon beginning in late 2013 resulting from the CIBC Mellon joint venture, which totaled $60 billion at Dec. 31, 2013. The balance at Dec. 31, 2012 excludes $66 billion of securities lending at the CIBC Mellon joint venture.

Standby Letters of Credits by Investment Grade	The table below shows SBLCs by investment grade:

Standby letters of credit	Dec. 31,	Dec. 31,
	2013	2012
Investment grade	86%	93%
Noninvestment grade	14%	7%